Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 69,568	€ 71,255
Total financial liabilities	185,922	195,873
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	69,492	71,231
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	76	24
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	185,903	195,605
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	19	268
Other Non Current Receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,981	6,124
Trade receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	32,508	32,819
Other Current Receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	7,562	10,618
Other current financial receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,121	1,348
Cash and Cash Equivalent [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	20,320	20,322
Long-term borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	30,346	18,720
Lease liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	49,443	57,750
Other non-current debts [Member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		465
Bank Overdrafts and Short Term Borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	22,197	23,327
Trade Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57,447	66,477
Other Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	25,084	26,706
Other non-current liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	1,386	2,160
Forward exchange contracts [member] | Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	76	24
Forward exchange contracts [member] | Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 19	€ 268